Trade and Other Receivables	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Receivables	Trade and Other Receivables

As at Dec. 31	2020	2019
Trade accounts receivable	488	399
Collateral paid (Note 16)	49	42
Current portion of finance lease receivables (Note 8)	36	15
Income taxes receivable	10	6
Trade and other receivables	583	462